Debt securities - Summary of securities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
- Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 108,078	€ 98,864
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	46,389	41,116	€ 31,625
Debt securities at fair value through other comprehensive income | - Debt securities
Disclosure of financial assets [line items]
Financial assets	42,219	38,281
Debt securities at amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	50,273	48,313
Debt securities at fair value through other comprehensive income and amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	92,493	86,594
Trading assets | - Debt securities
Disclosure of financial assets [line items]
Financial assets	10,080	6,907
Debt securities designated and measured at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	4,718	4,470
Debt securities mandatorily measured at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	789	894
Total debt securities at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 15,586	€ 12,270